Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases
Summary of components of lease expense

	For the year ended
	December 31, 2021	December 31, 2022	December 31, 2023
	US$	US$	US$
Operating lease cost	263	662	637
Lease cost for leases with terms less than one year	—	37	261
Total lease cost	263	699	898

Summary of maturities of lease liabilities

As of December 31,
2023
US$
2024	644
2025	44
2026	—
2027	—
2028 and thereafter	—
Total undiscounted lease payments	688
Less: imputed interest	(57)
Total lease liabilities	631

Summary of lease terms and discount rates

	As of December 31,	As of December 31,
	2022	2023
Weighted average remaining lease term(years)	1.59	1.00

Weighted average discount rate(percentage)	4.75%	4.75%

Summary of supplemental information related to operating leases

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2022	2023
Cash paid for operating leases	1,424	466	865
Right-of-use assets obtained in exchange for operating lease liabilities	151	863	441